ACCRUED EXPENSES (Schedule of Accrued Expenses) (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES [Abstract]
Salaries and bonus payable		$ 411,733	$ 76,047
Sales tax payable		464,852	212,645
Interest payable		214,010	42,357
Accrued state margin tax		264,910	95,927
Other		336,616	276,326
Total Accrued Expenses	$ 1,727,539	$ 1,692,121	$ 703,302